Reinsurance - Impact of Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premium written:
Direct					$ 214.4	$ 115.8	$ 46.8
Ceded					(171.7)	(11.2)	(5.6)
Net premium written					42.7	104.6	41.2
Premium earned:
Direct					158.7	75.5	25.3
Ceded					(81.4)	(11.7)	(4.1)
Net premium earned	$ 21.5	$ 10.5	$ 51.6	$ 65.0	77.3	63.8	21.2
Loss and LAE incurred:
Direct					113.4	59.7	28.6
Ceded					(58.7)	(13.9)	(13.4)
Net loss and LAE incurred					$ 54.7	$ 45.8	$ 15.2